INVESTMENTS IN DIRECT FINANCING LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 862,083	$ 825,460
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(287,168)	(362,959)
Net minimum lease payments receivable	574,915	462,501
Estimated residual values of leased property (un-guaranteed)	213,901	195,238
Less: unearned income	(232,781)	(146,296)
Total investment in direct financing leases	556,035	511,443
Current portion	32,220	37,145
Long-term portion	$ 523,815	$ 474,298